Segment information	12 Months Ended
Dec. 31, 2023
Operating Segments [Abstract]
Segment information	Segment information
24.1.    Accounting policy
In line with the strategy and organizational structure of the Group, two reportable segments, “Financial Services” and “Software” and certain non-allocated activities, are presented:
•Financial services: Comprised of the financial services solutions which includes mainly payments solutions, digital banking, credit, insurance solutions as well as the registry business.
•Software: Comprised of two main activities (i) Core, which is comprised by POS/ERP solutions, TEF and QR Code gateways, reconciliation and CRM, and (ii) Digital, which includes OMS, e-commerce platforms, engagement tools, ads solutions and marketplace hubs.
•Non allocated activities: Comprised of non-strategic businesses, including results on disposal / discontinuation of non-core businesses.
The Group used and continues to use Adjusted net income (loss) as the measure reported to the Chief Operating Decision Maker (“CODM”) about the performance of each segment.
The measurement of Adjusted net income (loss) from January 1, 2023 no longer excludes share-based compensation expenses in the segmented statement of profit or loss. Also, from April 1, 2022 it no longer excludes bond issuance expenses in the segmented statement of profit or loss. Hence, the statement of profit or loss as from January 1, 2023 include the share-based and bond issuance expenses in the segmented Statement of Profit or Loss. Information of prior periods have been retroactively adjusted to reflect the new criteria as presented below. The effect in Adjusted net income (loss) of no longer excluding share-based compensation expenses from January 1, 2023 to December 31, 2023 amounts to R$ 31,487.
24.2.    Segmented Statement of Profit or Loss

	2023
	Financial Services	Software	Non allocated

Total revenue and income	10,495,422	1,492,206	67,375

Cost of services	(2,309,021)	(670,878)	(2,859)
Administrative expenses	(729,204)	(290,494)	(32,676)
Selling expenses	(1,373,202)	(304,448)	(20,626)
Financial expenses, net	(3,902,800)	(50,383)	(930)
Other income (expenses), net	(383,150)	(25,652)	(481)
Total adjusted expenses	(8,697,377)	(1,341,855)	(57,572)

Loss on investment in associates	(4,608)	446	(17)
Adjusted profit before income taxes	1,793,437	150,797	9,786

Income taxes and social contributions	(356,803)	(36,953)	(2,768)
Adjusted net income for the year	1,436,634	113,844	7,018

	2022
	Financial Services	Software	Non allocated

Total revenue and income	8,083,548	1,419,841	85,555

Cost of services	(1,987,522)	(670,154)	(12,076)
Administrative expenses	(640,772)	(314,267)	(39,666)
Selling expenses	(1,245,266)	(245,071)	(20,903)
Financial expenses, net	(3,426,148)	(56,176)	(1,067)
Other income (expenses), net	(296,785)	(18,267)	(24,659)
Total adjusted expenses	(7,596,493)	(1,303,935)	(98,371)

Loss on investment in associates	(409)	(1,355)	(1,825)
Adjusted profit (loss) before income taxes	486,646	114,551	(14,641)

Income taxes and social contributions	(124,857)	(49,811)	(1,352)
Adjusted net income (loss) for the year	361,789	64,740	(15,993)

Additional information:
Share-based compensation, net of tax	112,772	2,124	101
Bond expenses	80,559	—	—
Previously reported adjusted net income (loss) for the year (as reported in the year)	555,120	66,864	(15,892)

	2021
	Financial Services	Software	Non allocated

Total revenue and income	4,090,995	686,267	46,499

Cost of services	(1,328,281)	(370,854)	(14,693)
Administrative expenses	(439,683)	(180,819)	(24,314)
Selling expenses	(887,009)	(114,591)	(10,944)
Financial expenses, net	(1,209,830)	(36,936)	(58)
Other income (expenses), net	(171,185)	(10,016)	(3,878)
Total adjusted expenses	(4,035,988)	(713,216)	(53,887)

Loss on investment in associates	(941)	(48)	(9,448)
Adjusted profit (loss) before income taxes	54,066	(26,997)	(16,836)

Income taxes and social contributions	39,413	(7,061)	(2,557)
Adjusted net income (loss) for the year	93,479	(34,058)	(19,393)

Additional information:
Share-based compensation, net of tax	44,691	12	—
Bond expenses	118,560	—	—
Previously reported adjusted net income (loss) for the year (as reported in the year)	256,730	(34,046)	(19,393)
24.3.    Reconciliation of segment adjusted net income (loss) for the year with net income (loss) in the consolidated financial statements

	2023	2022	2021

Adjusted net income – Financial Services	1,436,634	361,789	93,479
Adjusted net income (loss) – Software	113,844	64,740	(34,058)
Adjusted net income (loss) – Non allocated	7,018	(15,993)	(19,393)
Segment adjusted net income	1,557,496	410,536	40,028

Adjustments from adjusted net income to consolidated net income (loss)
Mark-to-market from the investment in Banco Inter	30,574	(853,056)	(1,264,213)
Amortization of fair value adjustment (a)	(92,399)	(138,601)	(89,100)
Gain on previously held interest in associate	—	—	15,848
Other expenses (b)	78,623	17,810	(118,323)
Tax effect on adjustments	26,126	36,915	38,412
Consolidated net income (loss)	1,600,420	(526,396)	(1,377,348)

(a)Related to acquisitions. Consists of expenses resulting from the changes in the fair value adjustments as a result of the application of the acquisition method.
(b)Consists of the fair value adjustment related to associates call option, M&A and, earn-out interests related to acquisitions, loss of control of subsidiaries and reversal of litigation of Linx. As mentioned above, Bond issuance expenses was part of the criteria from adjusted net income used up to December 31, 2022, The effect in Adjusted net income of no longer excluding Bond issuance expenses from January 1, 2022 to December 31, 2022 amounts to R$ 80,559 (2021 - R$ 118,560).